Subordinated indebtedness - Additional Information (Detail) $ in Millions, $ in Millions	Jul. 11, 2024 CAD ($)	Jul. 11, 2024 TTD ($)	Jun. 19, 2024 CAD ($)	Jun. 12, 2024 CAD ($)	Jan. 16, 2024 CAD ($)
July 11, 2024 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	5.75%	5.75%
Borrowings maturity	July 11, 2024	July 11, 2024
Borrowing redemption percentage of principal amount redeemed	100.00%	100.00%
Repayments of subordinated liabilities	$ 36	$ 175
June 19, 2029 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate			2.95%
Borrowings maturity			June 19, 2029
Borrowing redemption percentage of principal amount redeemed			100.00%
Repayments of subordinated liabilities			$ 1,500
January 16, 2034 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount					$ 1,250
Borrowings interest rate					5.30%
Borrowings maturity					January 16, 2034
June 12, 2034 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount				$ 1,000
Borrowings interest rate				4.90%
Borrowings maturity				June 12, 2034
Daily Compounded CORRA [Member] | January 16, 2034 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate					2.02%
Borrowings, interest rate basis					per annum (paid quarterly)
Daily Compounded CORRA [Member] | June 12, 2034 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate				1.56%
Borrowings, interest rate basis				per annum (paid quarterly)
Fixed Interest Rate until January 16, 2029 [Member] | January 16, 2034 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate					5.30%
Borrowings, interest rate basis					per annum (paid semi-annually)
Fixed Interest Rate until June 12, 2029 [Member] | June 12, 2034 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate				4.90%
Borrowings, interest rate basis				per annum (paid semi-annually)